Share-Based Payment Transactions - Schedule of Weighted Average Exercise Prices of Share Options (Details)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
2025:
Number of Share Options , Share Options outstanding at the beginning of the year	36	37
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 53,940.24	$ 31,426.92
Number of Share Options, Share Options outstanding at the end of the year	36	36
Weighted average exercise price, Share Options outstanding at the end of the year	$ 53,940.24	$ 53,940.24
Number of Share Options, Share Options exercisable at the end of the year	36	36
Weighted average exercise price, Share Options exercisable at the end of the year	$ 53,940.24	$ 53,940.24